Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

(10) Income Taxes

Total income taxes for the each of the years ended December 31, were allocated as follows (in thousands):

	2011	2010	2009

Income from operations	$6,178	6,205	5,401
Stock option exercise included in stockholders’ equity	-	(232)	-
Change in stockholders' equity for unrealized
gain (loss) on securities available for sale	180	(483)	502
Change in stockholders' equity for unrealized
gain (loss) on fair value of interest rate swap	(1,341)	180	170

	$5,017	5,670	6,073

The components of income tax expense (benefit) relating to income from operations follow (in thousands):

	Years ended December 31,

	2011	2010	2009
Current:
Federal	$5,706	5,882	4,920
State	1,046	1,086	1,070
	6,752	6,968	5,990

Deferred:
Federal	(347)	(513)	(468)
State	(227)	(250)	(121)
	(574)	(763)	(589)

	$6,178	6,205	5,401

Income tax expense differed from the amounts computed by applying the applicable U.S. Federal corporate tax rates to pretax income from operations as follows (dollars in thousands):

	Years ended December 31,

	2011	2010	2009

Tax expense at statutory rate of 35% (34.33% in 2009)	$7,841	8,351	7,070
Tax-exempt interest	(2,251)	(2,487)	(2,612)
Interest expense disallowance	78	117	186
State taxes, net of Federal benefit	532	543	621
Nondeductible operating expenses	62	33	21
Change in valuation allowance for deferred tax assets	(2)	(2)	(2)
Recovery of state allowance for loan losses	-	(167)	-
Other	(82)	(183)	117

Total	$6,178	6,205	5,401

Effective tax rate	28.0%	26.0%	26.2%

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011, and 2010, are presented below (in thousands):

	2011	2010
Deferred tax assets:
Allowance for loan losses - books	$6,377	6,194
Incentive stock and retirement plans	1,825	596
Stock options	75	75
Interest on nonaccrual loans	1,065	1,197
Retirement and other reserves	44	419
Gain on sale of premises and equipment – books	671	515
Write-down of available-for-sale securities	184	382
Minority-owned entities	281	96
Net unrealized loss on interest rate swap	1,722	381
Other	307	-

Deferred tax assets before allowance	12,551	9,855
Valuation allowance	(78)	(80)

Deferred tax assets	12,473	9,775

Deferred tax liabilities:
Loan servicing rights	986	880
Intangible assets	1,027	128
Depreciation	969	291
Net unrealized gain on available for sale securities	789	540

Deferred tax liabilities	3,771	1,839

Net deferred tax asset	$8,702	7,936

Realization of deferred tax assets is dependent upon the generation of future taxable income or the existence of sufficient taxable income within the carryback period. A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. In assessing the need for a valuation allowance, management considers the scheduled reversal of deferred tax liabilities, the level of historical taxable income, and projected future taxable income over the periods in which the temporary differences comprising the deferred tax assets are deductible. Based on its assessment, management determined that no valuation allowance was needed except for that related to its nonbank subsidiaries' mortgage tax credits.

No material amount of interest expense was recognized during 2011 or 2010 for any unrecognized tax benefits. The Company is not subject to U.S. Federal tax examinations or state tax examinations for years before 2008.